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                                                            [METLIFE LETTERHEAD]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

December 15, 2011

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: First MetLife Investors Insurance Company and
    First MetLife Investors Variable Annuity Account One
    File Nos. 333-158579/811-08306
    (MetLife Simple Solutions/sm/)
    Rule 497(j) Certification
    ----------------------------------------------------

Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus dated May 1, 2011 as revised and reprinted, December 12, 2011 and the Statement of Additional Information ("SAI") dated May 1, 2011, as revised on December 12, 2011, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 5 for the Account filed electronically with the Commission on December 12, 2011.

If you have any questions, please contact me at (212) 578-3387.

Sincerely,


/s/ John B. Towers
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John B. Towers
Senior Counsel
Metropolitan Life Insurance Company